SCHEDULE OF IMPAIRMENT TESTING GOODWILL (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Goodwill allocation at 30 June	$ 3,116,893	$ 4,506,653
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Goodwill allocation at 30 June	2,661,653	4,506,653
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Goodwill allocation at 30 June	$ 455,240